Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 12,728,783	$ 8,414,044
Restricted cash	1,600,000
Trade receivables	4,939,568	5,468,911
Withholding taxes receivables		690,487
Other current assets	1,275,981	1,584,884
Inventories	1,387,549	495,081
Amount due from related parties	26,007	373,268
Total current assets	21,957,888	17,026,675
Restricted cash	1,525,028	1,715,866
Property, plant and equipment	9,897,301	7,884,354
Right-of-use assets	2,364,993	4,190,351
Intangible assets, net	164,316	223,408
Goodwill	329,534
Withholding taxes receivable, net	3,531,953	3,534,552
Deferred tax assets, net	1,635,638	1,038,346
Other non-current assets	345,586	361,275
Total non-current assets	19,794,349	18,948,152
Total assets	41,752,237	35,974,827
Liabilities and equity
Trade and other payables	1,028,721	1,540,411
Borrowings	933,110	494,994
Borrowings from related parties	13,506,184
Current portion of operating lease liabilities	2,366,045	2,211,984
Current portion of finance lease liabilities, net	619,301	632,105
Other current liabilities	1,824,635	1,249,106
Income tax payables		284,627
Amount due to related parties	2,217,752	1,670,469
Total current liabilities	22,495,748	8,083,696
Borrowings	859,120	993,869
Operating lease liabilities		2,106,429
Borrowings from related parties	5,332,803	19,085,812
Finance lease liabilities, net	666,455	1,023,366
Other non-current liabilities	54,000
Provision for employee benefits	5,819,132	6,841,673
Total non-current liabilities	12,731,510	30,051,149
Total liabilities	35,227,258	38,134,845
Equity
Ordinary shares – par value $0.003 authorized 300,000,000 shares, issued and outstanding 21,201,842 shares at December 31, 2021; par value $0.003 authorized 100,000,000 shares, issued and outstanding 17,356,090* shares at December 31, 2020	63,606	52,069
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	15,379,595	2,082,795
Legal reserve	223,500	223,500
Warrants reserve	251,036
Retained earnings (Deficit)	(10,204,220)	(4,722,294)
Accumulated other comprehensive income	821,527	204,249
Capital & reserves attributable to equity holders of the Company	6,485,044	(2,209,681)
Non-controlling interests	39,935	49,663
Total equity (deficit)	6,524,979	(2,160,018)
Total liabilities and equity (deficit)	$ 41,752,237	$ 35,974,827